Taxes Payable	6 Months Ended
Jun. 30, 2023
Taxes Payable [Abstract]
Taxes Payable

9. Taxes Payable

Taxes payable consisted of the following:

	June 30, 2023	December 31, 2022
	US$	US$
VAT payable	368,195	380,926
Income tax payable	1,012,775	690,824
Other tax payable	71,348	59,526
Total	1,452,318	1,131,276